Related Party Transactions	3 Months Ended
Apr. 30, 2022
Related Party Transactions

(16) Related Party Transactions

Predecessor (SLH) Related Party Transactions

Upon emergence from Chapter 11 on August 27, 2020, the Company’s exit credit facility consisting of $110 million of First Out Term Loans and $410 million of Second Out Term Loans was financed in whole by the Company’s Class A shareholders. Class A shareholders had the ability to trade their debt positions independently from their equity positions, however, the substantial majority of First Out and Second Out term loans were held by Class A shareholders. In connection with the Company’s refinancing on July 16, 2021, the First and Second Out terms loans were repaid in full.

Successor Related Party Transactions

Strategic Support Agreement

In connection with the closing of the Skillsoft Merger on June 11, 2021, the Company entered into a strategic support agreement with its largest shareholder, pursuant to which the shareholder agreed to provide certain business development and investor relations support to the Company for one year after closing of the transaction. The strategic support agreement terminated on June 11, 2022 and will not be renewed.

Agreements with Affiliated Entities

Our largest shareholder has a broad portfolio of investments, within and outside of Ed-tech, where it controls or exerts influence over such investments through ownership and in some cases board seats.

On December 10, 2022, Skillsoft entered into a distribution and resale agreement with a company that is majority-owned by our largest shareholder and its affiliates.  On February 18, 2022, SumTotal entered into a reseller agreement with a portfolio company of our largest shareholder that also has a common board member.   Due to the timing of these two new agreements, no consideration was due to either party for the fiscal year ended January 31, 2022 and the three months ended April 30, 2022.

The Company also entered into an agreement for a technical partnership with a portfolio company of our largest shareholder that also has a common board member that includes a collaboration for an interface between Percipio and its products.  Neither party is due any consideration under this agreement.

Agreements with Largest Shareholder

In December 2021, Skillsoft entered into a commercial agreement to provide off-the-shelf Skillsoft products to the Company’s largest shareholder and its affiliates for $0.7 million over three years.

Codecademy Transaction

Our largest shareholder also owned an interest in Codecademy which we acquired on April 4, 2022, as discussed in Note 3 and elsewhere.

Consulting Services

In December 2021, Skillsoft engaged The Klein Group, LLC (the “Klein Group”) to act as a consultant to advise the Company in connection with the transaction with Codecademy, to assist management in its evaluation of the business opportunity and structuring and negotiation of a potential transaction. Pursuant to this engagement, Skillsoft paid the Klein Group a transaction fee equal to $2.0 million in connection with the Codecademy acquisition. Michael Klein, a member of our Board, is the Chief Executive Officer of the Klein Group and the Klein Group is closely affiliated with our second largest shareholder.